RELATED PARTY TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 08, 2020	Oct. 15, 2020	Jun. 17, 2020	Feb. 28, 2021	Feb. 29, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of transactions between related parties [line items]
Amount of accrued independent directors fees and services				$ 124	$ 199
West Vault Mining Inc. [Member]
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions				$ 28	$ 27
HCI [Member]
Disclosure of transactions between related parties [line items]
Common shares acquired from company				21,686,849		663,005	663,005
Number of shares sold by another entity				757,833
Number of shares owned				21,592,021
Proportion of entity interest held by another entity	31.00%	31.00%	32.00%	29.20%